Label	Element	Value
Pax World Global Environmental Markets Fund
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Supplement [Text Block]	ck0000076721_SupplementTextBlock

Pax World Funds Series Trust I

Pax World Global Environmental Markets Fund

Supplement Dated July 11, 2014
to the
Prospectus
Dated June 4, 2014

Effective July 1, 2014, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Environmental Markets Fund
Strategy [Heading]	rr_StrategyHeading	1) The last paragraph on page 36 is deleted and replaced with the following:
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The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles. In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels).